SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases And Leased Premises
Operating lease expense, net	$ 226,660		$ 502,421
Amortization of assets
Interest on lease liabilities
Total finance lease expense